Share-Based Payments - Expenses Recognized in Connection with Share-Based Payments (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Total expenses arising from equity-settled share-based payment transactions	¥ 559	¥ 1,602	¥ 9,519
E S O P equity settled [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Total expenses arising from equity-settled share-based payment transactions	827	279
E S O P cash settled [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Total expenses arising from cash-settled share-based payment transactions	¥ 1,142	¥ 805